Document and Entity Information	Feb. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 05, 2026
Entity Registrant Name	Augusta SpinCo Corp
Entity Incorporation State Country Code	DE
Entity File Number	000-56802
Entity Tax Identification Number	39-4076868
Entity Address Address Line 1	1 Becton Drive
Entity Address City Or Town	Franklin Lakes
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07417-1880
City Area Code	201
Local Phone Number	847-6880
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--09-30
Amendment Flag	false
Entity Central Index Key	0002082015